Severance Pay Obligations, Net	12 Months Ended
Dec. 31, 2017
Classes of employee benefits expense [abstract]
Severance Pay Obligations, Net

NOTE 7—SEVERANCE PAY OBLIGATIONS, net:

a.	The Company has both defined benefit and defined contribution plans.

The Company has no obligation relating to the defined contribution plans. The obligation under the defined benefit plans is covered partly by regular deposits with severance pay funds and by the purchase of insurance policies.

b.	The Company’s obligation to make pension payments is covered by regular deposits with defined contribution plans. The amounts deposited are not reflected in the statements of financial position.

c.	The amounts recognized in the statements of financial position were as follows:

	Year ended December 31
	2017	2016
	U.S. dollars in thousands
Severance pay obligations	$469	$387
Fair value of plan assets	341	301

Liability in the statements of financial position	$128	$86

Amounts charged to other comprehensive loss (income) for the years ended December 31, 2017, 2016 and 2015 were $24 thousand, $5 thousand and $(6) thousand, respectively.

The principal actuarial assumptions used for December 31, 2017 and 2016 were as follows:

	2017	2016
Discount rate	2.8%	3.6%
Future salary increases	4.5%	4.5%

d.	The amounts recorded as an employee benefit expense in respect of defined contribution plans for the years ended December 31, 2017, 2016and 2015 were $318 thousand, $266 thousand and $254 thousand, respectively.